Note 4. Accounts Payable and Accrued Expenses	12 Months Ended
Dec. 31, 2017
Notes
Note 4. Accounts Payable and Accrued Expenses

Note 4. Accounts Payable and Accrued Expenses

The table below outlines the elements included in accounts payable and accrued expenses at December 31, 2017 and 2016:

	December 31,	December 31,
Description	2017	2016
Related parties:
Accrued payroll due officers	$ 2,069,711	$ 1,769,711
Accrued interest due officers and directors	767,737	568,161
Accrued director fees	393,750	311,250
Base rents due to the President	131,234	76,826
Associated rental costs	42,731	28,908
Other	22,005	17,308

Total related parties	$ 3,427,168	$ 2,772,164

Non-related parties:
Accrued interest	$ 1,483,923	$ 1,220,516
Accrued dividends	660,400	558,800
Accrued fines and penalties	44,350	7,650
Other accounts payable and accrued expenses	235,367	225,560

Total non-related parties	$ 2,424,040	$ 2,012,526

Total accounts payable and accrued expenses	$ 5,851,208	$ 4,784,690